Non-Current Assets by Region	12 Months Ended
Dec. 31, 2019
Non-Current Assets by Region
Non-Current Assets by Region

(D.6) Non-Current Assets by Region

The table below shows non-current assets excluding financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts.

Non-Current Assets by Region

€ millions	2019	2018
Germany	4,486	4,184
Rest of EMEA	5,386	4,742
EMEA	9,872	8,926
United States	29,744	22,133
Rest of Americas	411	258
Americas	30,154	22,391
APJ	1,276	922
SAP Group	41,302	32,239

For a breakdown of our employee headcount by region, see Note (B.1), and for a breakdown of revenue by region, see Note (A.1).